STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND WARRANTS

Note 13. STOCK OPTIONS AND WARRANTS

Stock-Based Compensation

     During 2005, the Company's Board of Directors approved a stock option plan and reserved 25,000 shares of its Common Stock for issuance under the plan. The stock option plan permits the Company to grant non-qualified and incentive stock options to employees, directors, and consultants. The fair value of each option grant is estimated on the date of grant using the Black Scholes option pricing model using weighted average assumptions for grants as follows:  expected life – 3.5 – 5 years, risk-free interest rate – 0.92% - 1.8%, volatility – 25% and no dividends.

The expected life is the number of years that the Company estimates, based upon history, that options will be outstanding prior to exercise or forfeiture.  Expected life is determined using the “simplified method” permitted by Staff Accounting Bulletin No. 107.  In addition to the inputs referenced above regarding the option pricing model, the Company adjusts the stock-based compensation expense for estimated forfeiture rates that are revised prospectively according to forfeiture experience.  The stock volatility factor is based on the New York Stock Exchange ARCA Defense Index.

During the year ended December 31, 2011, the Board of Directors approved the issuance of 15,000 options to the non-employee members of the Company’s Board of Directors.  These options vested immediately.

At a Special Meeting of Stockholders held on July 29, 2010, the stockholders approved the 2010 Equity Incentive Plan and the issuance of 275,788 options under the plan to various key employees of the Company.  This plan had previously been unanimously adopted by the Board of Directors.

The Company recorded expenses of $131,000 and $368,000 in its consolidated statement of operations for the year ended December 31, 2011 and 2010, respectively, and is included as a component of general and administrative expense.

A summary of the status of the Company's stock options as of December 31, 2011, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2009	15,922	$119.35
Granted during the period	275,788	4.50
Exercised during the period	-	-
Terminated/Expired during the period	(279)	104.80
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27

Exercisable at December 31, 2011	304,469	$9.94

The following table summarizes information about stock options at December 31, 2011:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	290,788	4 years	$4.42
$5.01 - 90.00	1,350	6 years	$88.00
$90.01 - 100.00	5,868	3 years	$92.17
$100.01 - 110.00	833	3 years	$108.00
$110.01 - 170.00	3,527	2 years	$111.89
$170.01 - 200.00	3,950	3 years	$181.00
	306,316	4 years	$10.26

As of December 31, 2011, there was $74,000 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of four years.

The aggregate intrinsic value at December 31, 2011 was $0.  The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

     Warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2011 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2009	20,208	$99.46
Granted during the period	-	-
Exercised during the period	(343)	110.64
Terminated/Expired during the period	-	-
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26

Exercisable at December 31, 2011	19,865	$99.26

The following table summarizes information about warrants at December 31, 2011:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	250	2 years	$43.60
$5.01 - 90.00	1,704	1 year	$76.00
$90.01 - 100.00	10,347	1 year	$88.00
$100.01 - 110.00	7,564	1 year	$121.74
	19,865	1 year	$99.26